ORGANIZATION (Schedule of Subsidiaries) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Hanwha Q CELLS Investment Co., Ltd. [Member]
Subsidiaries [Line Items]
Date of incorporation/ establishment	Sep. 12, 2012
Place of incorporation/ establishment	Cayman Islands
Percentage of shareholding/ ownership	100.00%	100.00%
Principal activities	Investment holding
Hanwha Q CELLS GmbH [Member]
Subsidiaries [Line Items]
Date of incorporation/ establishment	May 03, 2012
Place of incorporation/ establishment	Germany
Percentage of shareholding/ ownership	100.00%	100.00%
Principal activities	Sales of PV products and providing system integration services / downstream business
Hanwha Q CELLS Malaysia Sdn. Bhd. [Member]
Subsidiaries [Line Items]
Date of incorporation/ establishment	Mar. 21, 2008
Place of incorporation/ establishment	Malaysia
Percentage of shareholding/ ownership	100.00%	100.00%
Principal activities	manufacturing and sales of PV products
Hanwha Q CELLS Chile SpA [Member]
Subsidiaries [Line Items]
Date of incorporation/ establishment	Mar. 14, 2014
Place of incorporation/ establishment	Chile
Percentage of shareholding/ ownership	100.00%	100.00%
Principal activities	Sales of PV products and providing system integration services / downstream business
Hanwha Q CELLS Günes Enerjisi A.S [Member]
Subsidiaries [Line Items]
Date of incorporation/ establishment	Mar. 13, 2014
Place of incorporation/ establishment	Turkey
Percentage of shareholding/ ownership	100.00%	100.00%
Principal activities	Sales of PV products and providing system integration services / downstream business
Hanwha Q CELLS Australia Pty Ltd. [Member]
Subsidiaries [Line Items]
Date of incorporation/ establishment	Dec. 14, 2009
Place of incorporation/ establishment	Australia
Percentage of shareholding/ ownership	100.00%	100.00%
Principal activities	Sales of PV products
Hanwha Q CELLS Corp. [Member]
Subsidiaries [Line Items]
Date of incorporation/ establishment	Dec. 19, 2014
Place of incorporation/ establishment	Korea
Percentage of shareholding/ ownership	100.00%	100.00%
Principal activities	Development, manufacturing and sales of PV products
Hanwha Q CELLS Hong Kong Limited [Member]
Subsidiaries [Line Items]
Date of incorporation/ establishment	May 16, 2007
Place of incorporation/ establishment	Hong Kong
Percentage of shareholding/ ownership	100.00%	100.00%
Principal activities	Investment holding and international procurements/sales
Hanwha Q CELLS (Qidong) Co., Ltd. [Member]
Subsidiaries [Line Items]
Date of incorporation/ establishment	Aug. 27, 2004
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%	100.00%
Principal activities	Development, manufacturing and sales of PV products
Hanwha Q CELLS (Nantong) Co., Ltd. [Member]
Subsidiaries [Line Items]
Date of incorporation/ establishment	Apr. 15, 2011
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%	100.00%
Principal activities	Develop, manufacture and sell photovoltaic (“PV”) products to both domestic and overseas customers
Hanwha Q CELLS America Inc. [Member]
Subsidiaries [Line Items]
Date of incorporation/ establishment	Sep. 18, 2007
Place of incorporation/ establishment	United States
Percentage of shareholding/ ownership	100.00%	100.00%
Principal activities	Sales of PV products
Hanwha Q CELLS Canada Inc. [Member]
Subsidiaries [Line Items]
Date of incorporation/ establishment	Apr. 26, 2012
Place of incorporation/ establishment	Canada
Percentage of shareholding/ ownership	100.00%	100.00%
Principal activities	Sales of PV products
Hanwha SolarOne GmbH [Member]
Subsidiaries [Line Items]
Date of incorporation/ establishment	Nov. 01, 2015
Place of incorporation/ establishment	Germany
Percentage of shareholding/ ownership	100.00%	100.00%
Principal activities	Sales of PV products
Hanwha SolarOne (Shanghai) Co., Ltd. [Member]
Subsidiaries [Line Items]
Date of incorporation/ establishment	Mar. 29, 2006
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%	100.00%
Principal activities	Sales of PV products
Hanwha Q CELLS Technology Co., Ltd [Member]
Subsidiaries [Line Items]
Date of incorporation/ establishment	Aug. 01, 2007
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%	100.00%
Principal activities	Manufacturing of silicon ingots and wafers
Hanwha Solar Electric Power Engineering Co., Ltd. [Member]
Subsidiaries [Line Items]
Date of incorporation/ establishment	May 25, 2010
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%	100.00%
Principal activities	Providing solar systems integration services and sales of PV products